Condensed Consolidated Income Statements - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IFRS Statement [Line Items]
Interest income	€ 21,933	€ 24,499
Interest expense	(5,737)	(8,297)
Interest income/ (charges)	16,196	16,202
Dividend income	309	265
Income from companies accounted for using the equity method	163	(135)
Commission income	6,676	6,716
Commission expense	(1,507)	(1,580)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	344	688
Gains or losses on financial assets and liabilities held for trading, net	347	1,848
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	10	27
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	221	(129)
Gain or losses from hedge accounting, net	57	(26)
Exchange differences, net	(85)	(1,335)
Other operating income	1,167	765
Other operating expenses	(1,289)	(1,122)
Income from assets under insurance and reinsurance contracts	769	715
Expenses from liabilities under insurance and reinsurance contracts	(683)	(631)
Total income	22,695	22,268
Administrative expenses	(8,996)	(9,288)
Staff costs	(5,438)	(5,470)
Other general and administrative expenses	(3,558)	(3,818)
Depreciation and amortisation cost	(1,381)	(1,419)
Provisions or reversal of provisions, net	(1,490)	(614)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(3,804)	(7,030)
Impairment of investments in subsidiaries, joint ventures and associates, net	0	0
Impairment on non-financial assets, net	(130)	(10,241)
Impairment or reversal of impairment on tangible assets, net	(125)	(93)
Impairment or reversal of impairment on intangible assets, net	(3)	(10,146)
Impairment or reversal of impairment on other assets, net	(2)	(2)
Gain or losses on non financial assets and investments, net	52	27
Negative goodwill recognised in results	0	6
Gains or losses on non-current assets held for sale not classified as discontinued operations	(32)	(119)
Operating profit/(loss) before tax	6,914	(6,410)
Tax expense or income from continuing operations	(2,474)	(3,928)
Profit/(loss) for the period from continuing operations	4,440	(10,338)
Profit/( loss) after tax from discontinued operations	0	0
Profit/(loss) for the period	4,440	(10,338)
Profit attributable to non-controlling interests	765	460
Profit/(loss) attributable to the parent	€ 3,675	€ (10,798)
Earnings/(losses) per share
Basic (in eur per share)	€ 0.20	€ (0.64)
Diluted (in eur per share)	€ 0.20	€ (0.64)
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 267	€ 715
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income	1,292	1,973
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(19)	(3)
Financial assets at amortised cost
IFRS Statement [Line Items]
Interest income	19,149	21,255
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	77	(27)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(3,785)	(7,027)
Other interest income
IFRS Statement [Line Items]
Interest income	1,492	1,271
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gains or losses on financial assets and liabilities held for trading, net	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gains or losses on financial assets and liabilities held for trading, net	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0
Other gains (losses)
IFRS Statement [Line Items]
Gains or losses on financial assets and liabilities held for trading, net	347	1,848
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	€ 10	€ 27